Shareholders' equity - Disclosure of Treasury Shares (Details) SFr / shares in Units, SFr in Thousands	12 Months Ended
	Dec. 31, 2025 CHF (SFr) shares SFr / shares	Dec. 31, 2024 CHF (SFr) shares SFr / shares
Shares Outstanding [Roll Forward]
Shares in issue at start of period	40,363,095	36,354,297
Number of treasury shares vested under the program (in shares)	(644,203)	(365,309)
Number of treasury shares withheld to cover social security and tax liabilities (in shares)	95,630
Shares in issue at end of period	40,374,641	40,363,095
Weighted average exercise price of PSU and RSU outstanding at beginning of period (in CHF per share) | SFr / shares	SFr 0.10	SFr 0.10
Weighted average exercise price of PSU and RSU exercised (in CHF per share) | SFr / shares	0.10	0.10
Weighted average exercise price of PSU and RSU outstanding at end of period (in CHF per share) | SFr / shares	SFr 0.10	SFr 0.10
Total TCHF value at beginning of period | SFr	SFr 981
Total TCHF value at end of period | SFr	SFr 1,129	SFr 981
Treasury shares
Shares Outstanding [Roll Forward]
Shares in issue at start of period	3,500,000	3,500,000
Shares in issue at end of period	2,962,973	3,500,000
Weighted average exercise price of PSU and RSU outstanding at beginning of period (in CHF per share) | SFr / shares	SFr 0.28
Weighted average exercise price of PSU and RSU outstanding at end of period (in CHF per share) | SFr / shares	SFr 0.38	SFr 0.28
Total TCHF value at beginning of period | SFr	SFr 981
Total TCHF value at end of period | SFr	SFr 1,129	SFr 981
Treasury shares | Performance Share Units (PSU)
Shares Outstanding [Roll Forward]
Number of treasury shares vested under the program (in shares)	(599,642)
Number of treasury shares withheld to cover social security and tax liabilities (in shares)	88,790
Weighted average exercise price of PSU and RSU exercised (in CHF per share) | SFr / shares	SFr 0.28
Average price in CHF, Shares withheld to cover social security and tax liabilities (in CHF per share) | SFr / shares	SFr 3.41
Total TCHF value, Shares vested under the program | SFr	SFr (168)
Total TCHF value, Shares withheld to cover social security and tax liabilities | SFr	SFr 303
Treasury shares | Restricted share units
Shares Outstanding [Roll Forward]
Number of treasury shares vested under the program (in shares)	(33,015)
Number of treasury shares withheld to cover social security and tax liabilities (in shares)	6,840
Weighted average exercise price of PSU and RSU exercised (in CHF per share) | SFr / shares	SFr 0.28
Average price in CHF, Shares withheld to cover social security and tax liabilities (in CHF per share) | SFr / shares	SFr 3.28
Total TCHF value, Shares vested under the program | SFr	SFr (9)
Total TCHF value, Shares withheld to cover social security and tax liabilities | SFr	SFr 22